LEASE (Details 2)	6 Months Ended
Jun. 30, 2019 USD ($)
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$ 8,704
Weighted Average Remaining Lease Term: Operating leases	2 years
Weighted Average Discount Rate:Operating leases	4.00%